Consolidated Statements of Changes in Shareholders Equity - CAD	Common Stock [Member]	Treasury Stock [Member]	Additional Paid-In Capital [Member]	AOCI [Member]	Accum. Deficit [Member]	Total
Beginning Balance at Feb. 28, 2014	CAD 32,713,370		CAD 18,361,758	CAD 577,916	CAD (38,832,843)	CAD 12,820,201
Beginning Balance (Shares) at Feb. 28, 2014	2,912,997
Net income					335,582	335,582
Exercise of stock options	CAD 146,199		(69,638)			76,561
Exercise of stock options (Shares)	28,553
Shares repurchased under provisions of the share repurchase plan		CAD (458,129)	283,035			(175,094)
Shares cancelled	CAD (458,129)	458,129
Shares cancelled (Shares)	(41,008)
Stock based compensation expense			16,236			16,236
Ending Balance at Feb. 28, 2015	CAD 32,401,440		18,591,391	577,916	(38,497,261)	13,073,486
Ending Balance (Shares) at Feb. 28, 2015	2,900,542
Net income					(1,303,284)	(1,303,284)
Shares repurchased under provisions of the share repurchase plan		(454,708)	278,392			(176,316)
Shares cancelled	CAD (454,708)	454,708
Shares cancelled (Shares)	(40,705)
Stock based compensation expense			83,880			83,880
Ending Balance at Feb. 29, 2016	CAD 31,946,732		18,953,663	577,916	(39,800,545)	11,677,766
Ending Balance (Shares) at Feb. 29, 2016	2,859,837
Net income					(6,509,689)	(6,509,689)
Shares repurchased under provisions of the share repurchase plan		(641,485)	501,696			(139,789)
Shares cancelled	CAD (641,485)	CAD 641,485
Shares cancelled (Shares)	(57,425)
Ending Balance at Feb. 28, 2017	CAD 31,305,247		CAD 19,455,359	CAD 577,916	CAD (46,310,234)	CAD 5,028,288
Ending Balance (Shares) at Feb. 28, 2017	2,802,412